LONG-TERM LOANS (Details) - Minsheng Bank Member	Jun. 30, 2025	May 20, 2025 USD ($)	May 20, 2025 CNY (¥)	Dec. 31, 2024
LONG-TERM LOANS (Details) [Line Items]
Loan principal amount			¥ 90,000,000
Debt interest rate	3.50%	2.70%	2.70%	3.50%
Outstanding debt amount		$ 2,233,514	¥ 16,000,000